Gross Revenue - Disaggregation of Revenue from Contracts with Customers by Form (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 67,279	$ 73,321	$ 66,927
Cannabis
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	51,188	73,321	66,927
Cannabis | Dried Flower
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	39,572	51,424	58,246
Cannabis | Vapes
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	4,743	18,447	504
Cannabis | Oil
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	1,665	3,145	$ 8,177
Cannabis | Edibles And Concentrates [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	2,555	$ 305
Cannabis | Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 2,653